SCHEDULE OF ESTIMATED USEFUL LIVES (Details) - Furniture And Equipment [Member]	Dec. 31, 2025
Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	5 years